Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 1,963,469	$ (3,647,353)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	869,407	282,795
Non-cash lease expense	117,824	124,542
Impairment loss on goodwill		5,594,692
Loss from conversion of related party loan		199,030
Changes in operating assets and liabilities
Accounts receivable	(124,843)	(2,311,261)
Inventories	66,424	(28,659)
Prepayments and other current assets	(1,755,603)	(74,427)
Due from related parties	356,225
Deposits paid	(1,591,577)	(635,902)
Accounts payable	(18,632)	199,520
Due to related parties	118,009
Customer advances	(210,259)	549,051
Accrued liabilities	189,812	740,652
Income tax payable	(300,140)	298,039
Operating lease obligations	(137,258)	(54,454)
Cash provided by (used in) operating activities	(457,142)	1,236,265
Cash flows from investing activities
Acquisition of intangible asset	(28,008)
Advance to related parties		(936,192)
Proceeds from acquisition of subsidiary		7,672
Repayment of advance to related parties	614,275	46,388
Purchase of property and equipment	(117,077)	(65,899)
Net cash provided by (used in) investing activities	469,190	(948,031)
Cash flows from financing activities
Repayments to related parties	(684,784)	(920,457)
Repayments to a third party	(49,817)
Borrowings from related parties	464,958	571,453
Borrowings from a third party		108,721
Proceeds from bank borrowings, net	77,609	131,915
Net cash used in financing activities	(192,034)	(108,368)
Effect of exchange rate changes on cash and cash equivalents	53,312	31,834
Net changes in cash and cash equivalents	(126,674)	211,700
Cash and cash equivalents–beginning of the year	249,837	38,137
Cash and cash equivalents–end of the year	123,163	249,837
Supplementary cash flow information:
Interest paid	17,816	14,325
Income taxes paid	444,376
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company	344,218	498,549
Remeasurement of the operating lease obligation and right-of-use asset due to lease modification	41,010
Operating lease right-of-use assets obtained in exchange for operating lease obligations	319,092	256,804
Shares issued for acquisition of subsidiary		9,773,989
Related party loan settled with issuance of shares		$ 769,119